Long Term Debt - Schedule of Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2026	$ 44,849
2027	186,662
2028	84,783
2029	34,995
2030	72,259
2031	125,037
Long-Term Debt, Total	$ 548,585	$ 545,591